SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0			$ 0	$ 0
Common Stock Subject to Possible Redemption [Abstract]
Class A common stock, shares subject to possible redemption (in shares)	19,623,614			19,471,900	19,471,900
Offering Costs [Abstract]
Offering costs charged to stockholder's equity				$ 12,368,806
Offering costs allocated to issuance of warrants		$ 580,000	$ 580,000	580,000
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0			0	$ 0
Accrued interest and penalties	0			0	0
Numerator: [Abstract]
Interest Income	37,387			53,249
Net Income (Loss)	1,517,138	$ (429,155)	$ (429,155)	$ (8,247,187)
Redeemable Class A Common Stock [Member]
Numerator: [Abstract]
Interest Income	37,387				53,249
Less: Company's portion available to pay taxes	(37,387)				(53,249)
Net Earnings	$ 0				$ 0
Denominator: [Abstract]
Weighted average shares outstanding of common stock (in shares)					23,000,000
Earnings (Loss)/Basic and Diluted Non-Redeemable Class A and B Common Stock (in dollars per share)					$ 0
Redeemable Class A Common Stock [Member] | Warrants [Member]
Net Income (Loss) per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	18,100,000			18,100,000
Non-Redeemable Class B Common Stock [Member]
Numerator: [Abstract]
Net Income (Loss)	$ 1,517,138				$ (8,247,187)
Net Earnings	0				0
Non-Redeemable Net Earnings (Loss)	$ 1,517,138				$ (8,247,187)
Denominator: [Abstract]
Weighted average shares outstanding of common stock (in shares)				5,435,083	5,435,083
Earnings (Loss)/Basic and Diluted Non-Redeemable Class A and B Common Stock (in dollars per share)					$ (1.51)